ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments

March 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.6%

Agriculture – 2.3%
Altria Group, Inc.	9,500	$570,190
Bunge Global SA	6,400	489,088
Total Agriculture		1,059,278

Auto Parts & Equipment – 2.6%
Allison Transmission Holdings, Inc.	4,252	406,789
Gentex Corp.	16,280	379,324
Phinia, Inc.	9,450	400,963
Total Auto Parts & Equipment		1,187,076

Banks – 1.0%
Pathward Financial, Inc.	6,040	440,618

Beverages – 1.0%
Coca-Cola Consolidated, Inc.	353	476,550

Biotechnology – 2.0%
Corteva, Inc.	7,000	440,510
Royalty Pharma PLC, Class A	15,600	485,628
Total Biotechnology		926,138

Building Materials – 1.8%
Eagle Materials, Inc.	1,740	386,158
Trane Technologies PLC	1,230	414,412
Total Building Materials		800,570

Chemicals – 2.8%
Cabot Corp.	4,580	380,781
CF Industries Holdings, Inc.	5,669	443,033
Linde PLC	950	442,358
Total Chemicals		1,266,172

Commercial Services – 5.9%
Booz Allen Hamilton Holding Corp.	4,250	444,465
Global Payments, Inc.	4,550	445,536
Moody’s Corp.	980	456,376
Morningstar, Inc.	1,510	452,804
United Rentals, Inc.	600	376,020
Verisk Analytics, Inc.	1,680	500,001
Total Commercial Services		2,675,202

Computers – 4.2%
Amdocs Ltd.	5,300	484,950
Apple, Inc.	2,000	444,260
Genpact Ltd.	10,910	549,646
HP, Inc.	14,700	407,043
Total Computers		1,885,899

Cosmetics/Personal Care – 1.0%
Colgate-Palmolive Co.	4,700	440,390

Distribution/Wholesale – 0.9%
Pool Corp.	1,350	429,772

Diversified Financial Services – 5.2%
Affiliated Managers Group, Inc.	2,800	470,484
BGC Group, Inc., Class A	48,250	442,452
Mastercard, Inc., Class A	971	532,225
SEI Investments Co.	5,920	459,570
SLM Corp.	15,600	458,172
Total Diversified Financial Services		2,362,903

Electric – 1.0%
Clearway Energy, Inc., Class C	14,500	438,915

Electrical Components & Equipment – 0.9%
Belden, Inc.	4,000	401,000

Electronics – 5.5%
Allegion PLC	3,680	480,093
Investments	Shares	Value
COMMON STOCKS (continued)

Electronics (continued)
Atkore, Inc.	5,700	$341,943
CTS Corp.	9,577	397,924
Jabil, Inc.	3,140	427,260
Napco Security Technologies, Inc.	19,200	441,984
Vontier Corp.	12,700	417,195
Total Electronics		2,506,399

Engineering & Construction – 1.7%
Comfort Systems USA, Inc.	1,130	364,233
EMCOR Group, Inc.	1,100	406,593
Total Engineering & Construction		770,826

Entertainment – 1.0%
TKO Group Holdings, Inc.	2,900	443,149

Food – 1.0%
Mondelez International, Inc., Class A	6,500	441,025

Healthcare - Services – 3.3%
Chemed Corp.	870	535,328
Elevance Health, Inc.	1,000	434,960
HCA Healthcare, Inc.	1,460	504,503
Total Healthcare - Services		1,474,791

Home Builders – 1.0%
Lennar Corp., Class A	3,900	447,642

Household Products/Wares – 1.1%
Kimberly-Clark Corp.	3,610	513,414

Insurance – 5.5%
American International Group, Inc.	6,643	577,543
Globe Life, Inc.	3,500	461,020
Hartford Insurance Group, Inc. (The)	4,300	532,039
MGIC Investment Corp.	18,553	459,743
RenaissanceRe Holdings Ltd. (Bermuda)	1,820	436,800
Total Insurance		2,467,145

Internet – 2.0%
Booking Holdings, Inc.	100	460,691
Match Group, Inc.	13,680	426,816
Total Internet		887,507

Iron/Steel – 2.0%
Reliance, Inc.	1,570	453,338
Steel Dynamics, Inc.	3,700	462,796
Total Iron/Steel		916,134

Leisure Time – 1.0%
Acushnet Holdings Corp.	6,400	439,424

Lodging – 5.1%
Boyd Gaming Corp.	7,500	493,725
Hilton Worldwide Holdings, Inc.	2,136	486,047
Las Vegas Sands Corp.	9,343	360,920
Wyndham Hotels & Resorts, Inc.	5,300	479,703
Wynn Resorts Ltd.(a)	5,660	472,610
Total Lodging		2,293,005

Machinery - Diversified – 3.1%
Otis Worldwide Corp.	5,150	531,480
Toro Co. (The)	5,700	414,675
Westinghouse Air Brake Technologies Corp.	2,480	449,748
Total Machinery - Diversified		1,395,903

Media – 1.0%
New York Times Co. (The), Class A	8,800	436,480

Miscellaneous Manufacturing – 0.8%
Carlisle Cos., Inc.	1,127	383,743

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas – 4.8%
APA Corp.	21,000	$441,420
Chevron Corp.	2,600	434,954
EOG Resources, Inc.	3,605	462,305
Marathon Petroleum Corp.	2,762	402,396
Texas Pacific Land Corp.	340	450,497
Total Oil & Gas		2,191,572

Oil & Gas Services – 3.9%
Aris Water Solutions, Inc., Class A	13,600	435,744
Halliburton Co.	15,850	402,114
NOV, Inc.	28,500	433,770
Schlumberger NV(a)	11,400	476,520
Total Oil & Gas Services		1,748,148

Packaging & Containers – 1.1%
Crown Holdings, Inc.	5,500	490,930

Pharmaceuticals – 2.0%
Premier, Inc., Class A	22,180	427,630
Zoetis, Inc.	2,840	467,606
Total Pharmaceuticals		895,236

REITS – 2.2%
Healthcare Realty Trust, Inc.	26,900	454,610
Medical Properties Trust, Inc.(a)	86,500	521,595
Total REITS		976,205

Retail – 6.4%
Darden Restaurants, Inc.	2,300	477,848
Dillard’s, Inc., Class A	1,150	411,849
Domino’s Pizza, Inc.	1,070	491,612
Murphy USA, Inc.	1,010	474,508
Wingstop, Inc.	1,970	444,393
Yum! Brands, Inc.	3,700	582,232
Total Retail		2,882,442

Semiconductors – 4.5%
Applied Materials, Inc.	2,380	345,386
KLA Corp.	650	441,870
Lam Research Corp.	5,880	427,476
NVIDIA Corp.	3,851	417,371
QUALCOMM, Inc.	2,692	413,518
Total Semiconductors		2,045,621

Software – 1.0%
MSCI, Inc.	830	469,365

Telecommunications – 2.1%
Iridium Communications, Inc.	14,600	398,872
T-Mobile US, Inc.	2,060	549,423
Total Telecommunications		948,295

Transportation – 3.9%
DHT Holdings, Inc.(a)	45,860	481,530
Matson, Inc.	3,270	419,116
Old Dominion Freight Line, Inc.	2,425	401,216
Scorpio Tankers, Inc. (Monaco)	11,800	443,444
Total Transportation		1,745,306

Total Common Stocks (Cost $46,077,196)		45,000,190

MONEY MARKET FUND – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(c)(b)
Investments	Shares	Value
MONEY MARKET FUND (continued)
(Cost $527,684)	527,684	$527,684

Total Investments – 100.8% (Cost $46,604,880)		45,527,874
Liabilities in Excess of Other Assets – (0.8%)		(370,373)
Net Assets – 100.0%		$45,157,501

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,438,371; the aggregate market value of the collateral held by the fund is $1,481,930. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $954,245.
(b)	Collateral received from brokers for securities lending was invested in these short-term investments.
(c)	Rate shown reflects the 7-day yield as of March 31, 2025.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$45,000,190	$–	$–	$45,000,190
Money Market Fund	527,684	–	–	527,684
Total	$45,527,874	$–	$–	$45,527,874

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	2.3%
Auto Parts & Equipment	2.6
Banks	1.0
Beverages	1.0
Biotechnology	2.0
Building Materials	1.8
Chemicals	2.8
Commercial Services	5.9
Computers	4.2
Cosmetics/Personal Care	1.0
Distribution/Wholesale	0.9
Diversified Financial Services	5.2
Electric	1.0
Electrical Components & Equipment	0.9
Electronics	5.5
Engineering & Construction	1.7
Entertainment	1.0
Food	1.0
Healthcare - Services	3.3
Home Builders	1.0
Household Products/Wares	1.1
Insurance	5.5
Internet	2.0
Iron/Steel	2.0
Leisure Time	1.0
Lodging	5.1
Machinery - Diversified	3.1
Media	1.0
Miscellaneous Manufacturing	0.8
Oil & Gas	4.8
Oil & Gas Services	3.9
Packaging & Containers	1.1
Pharmaceuticals	2.0
REITS	2.2
Retail	6.4
Semiconductors	4.5
Software	1.0

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Telecommunications	2.1%
Transportation	3.9
Money Market Fund	1.2
Total Investments	100.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%